Summary of accounting policies - Breakdown of office buildings, land , equipment and facilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Property, Plant and Equipment [Line Items]
Office buildings, land, equipment and facilities	¥ 440,512	¥ 349,365
Operating lease ROU assets	170,782
Land [Member]
Property, Plant and Equipment [Line Items]
Office buildings, land, equipment and facilities	49,214	49,474
Office buildings [Member]
Property, Plant and Equipment [Line Items]
Office buildings, land, equipment and facilities	71,468	103,423
Equipment and facilities [Member]
Property, Plant and Equipment [Line Items]
Office buildings, land, equipment and facilities	36,279	75,206
Software [Member]
Property, Plant and Equipment [Line Items]
Office buildings, land, equipment and facilities	111,031	121,245
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Office buildings, land, equipment and facilities	¥ 1,738	¥ 17